Income tax - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of subsidiaries [line items]
Total Income tax	€ (491)	€ (513)
Current tax	(474)	(525)
Deferred tax	€ (18)	€ 12